American Century Investments®
Quarterly Portfolio Holdings
Avantis® International Small Cap Value Fund
May 31, 2026

Avantis International Small Cap Value Fund - Schedule of Investments
MAY 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.8%
Australia — 9.3%
29Metals Ltd.(1)	136,603	27,163
Adairs Ltd.(2)	33,819	33,307
Aeris Resources Ltd.(1)	390,767	112,599
AIC Mines Ltd.(1)	66,598	31,132
Alliance Aviation Services Ltd.	9,551	3,862
AMP Ltd.	81,146	92,859
Amplitude Energy Ltd.(1)	59,384	72,815
Appen Ltd.(1)	149,294	124,462
ARB Corp. Ltd.	3,594	49,805
Aurelia Metals Ltd.(1)	386,629	83,990
Aurizon Holdings Ltd.	388,987	1,170,634
Austal Ltd.(1)	19,123	55,094
Australian Agricultural Co. Ltd.(1)	38,261	35,722
Australian Finance Group Ltd.(2)	74,626	82,951
Bank of Queensland Ltd.	323,829	1,455,547
Beach Energy Ltd.	1,952,817	1,515,743
Bendigo & Adelaide Bank Ltd.	110,167	818,271
Black Cat Syndicate Ltd.(1)	201,646	167,958
Bravura Solutions Ltd.	7,897	13,183
Capricorn Metals Ltd.	65,106	666,888
Catalyst Metals Ltd.(1)	190,012	715,243
Cedar Woods Properties Ltd.	3,273	15,745
Challenger Ltd.	359,065	2,281,548
Champion Iron Ltd.(2)	312,036	997,434
Coast Entertainment Holdings Ltd.(1)	93,560	27,498
Coronado Global Resources, Inc.(1)	141,693	27,604
Credit Corp. Group Ltd.	2,425	19,636
Cuscal Ltd.	12,795	44,141
Dyno Nobel Ltd.	623,817	1,682,373
Elders Ltd.	1,270	5,063
Emeco Holdings Ltd.(1)	88,013	67,403
Emerald Resources NL(1)	55,960	240,224
EML Payments Ltd.(1)	3,043	853
Endeavour Group Ltd.(2)	45,918	95,075
EVT Ltd.	35,373	318,907
FleetPartners Group Ltd.	76,422	155,868
GenusPlus Group Ltd.(2)	6,235	42,618
GrainCorp Ltd., A Shares	54,001	191,251
Grange Resources Ltd.(1)	222,445	25,613
GWA Group Ltd.	16,819	25,901
Harvey Norman Holdings Ltd.	22,994	76,116
Helia Group Ltd.	326,671	1,133,071
HUB24 Ltd.	126	7,506
Humm Group Ltd.(2)	50,226	21,355
Iluka Resources Ltd.(2)	360,679	2,048,692
Inghams Group Ltd.(2)	374,841	562,805
Karoon Energy Ltd.	994,535	1,397,255
L1 Group Ltd.(2)	37,918	28,811
Lycopodium Ltd.	1,550	16,520

Macmahon Holdings Ltd.	406,049	293,400
Macquarie Technology Group Ltd.(1)(2)	3,186	170,569
Magellan Financial Group Ltd.	106,014	642,509
Metals X Ltd.(1)	433,042	492,307
MGX Resources Ltd.(1)(2)	54,215	13,853
Mineral Resources Ltd.(1)	17,889	945,378
Monadelphous Group Ltd.	72,904	1,621,485
Myer Holdings Ltd.(2)	297,353	50,251
Neuren Pharmaceuticals Ltd.(1)	2,834	29,573
New Hope Corp. Ltd.(2)	474,065	1,988,667
Nickel Industries Ltd.(1)	309,043	234,774
Nine Entertainment Co. Holdings Ltd.	255,027	174,847
NRW Holdings Ltd.	362,914	1,986,327
Nufarm Ltd.(1)(2)	304,793	656,172
OFX Group Ltd.(1)	32,997	13,919
Ora Banda Mining Ltd.(1)	332,931	330,378
Orora Ltd.	449,104	420,572
Pacific Current Group Ltd.	868	6,792
Pantoro Gold Ltd.(1)	96,751	210,532
Peet Ltd.(2)	14,093	17,561
Pepper Money Ltd.	9,897	11,876
Perenti Ltd.	692,924	1,051,619
Perseus Mining Ltd.	1,250,073	4,691,780
Premier Investments Ltd.	13,757	123,732
Ramelius Resources Ltd.	1,180,857	2,756,184
Regis Resources Ltd.	784,072	3,476,194
Resimac Group Ltd.	17,203	10,621
Resolute Mining Ltd.(1)	2,465,223	2,299,046
Ricegrowers Ltd.(2)	6,040	52,735
Ridley Corp. Ltd.	32,128	65,050
Sandfire Resources Ltd.(1)	240,974	3,406,082
Select Harvests Ltd.(1)	11,033	31,134
Sims Ltd.	105,064	2,028,763
Southern Cross Media Group Ltd.(2)	33,053	14,638
SRG Global Ltd.	201,617	454,245
St Barbara Ltd.(1)	229,669	94,988
Stanmore Resources Ltd.	221,517	438,005
Star Entertainment Group Ltd.(1)(2)	1,205,496	86,562
Super Retail Group Ltd.	124,404	1,046,850
Ten Sixty Four Ltd.(1)	4,832	35
Terracom Ltd.(1)(2)	194,588	9,802
Tyro Payments Ltd.(1)	106,005	67,315
Universal Store Holdings Ltd.	9,488	46,251
Vault Minerals Ltd.	323,821	984,435
Viva Energy Group Ltd.	296,375	451,503
Wagners Holding Co. Ltd.	8,494	28,176
West African Resources Ltd.(1)	1,145,093	2,622,433
Westgold Resources Ltd.	150,223	559,928
Whitehaven Coal Ltd.	617,870	3,893,712
		59,989,674
Austria — 2.1%
AT&S Austria Technologie & Systemtechnik AG(1)	55,054	9,046,470
CPI Europe AG(1)	20,842	387,641
Lenzing AG(1)	44,493	1,225,139
Oesterreichische Post AG	5,135	193,084

Porr AG	36,227	1,709,830
Semperit AG Holding(1)	4,585	81,821
UNIQA Insurance Group AG	16,892	337,570
Wienerberger AG	5,966	167,963
		13,149,518
Belgium — 1.3%
Barco NV	16,241	173,946
Bekaert SA	41,334	1,990,844
bpost SA(1)	1,050	2,192
Cie d'Entreprises CFE	3,893	61,137
Deceuninck NV	1,622	4,056
Deme Group NV	933	201,324
EVS Broadcast Equipment SA	1,142	41,569
Gimv NV(2)	3,808	215,314
Ion Beam Applications(2)	3,655	66,972
Jensen-Group NV	223	20,805
KBC Ancora	4,154	393,742
Kinepolis Group NV(2)	2,319	80,120
Proximus SADP	126,394	984,173
Solvay SA	68,474	2,061,787
Tessenderlo Group SA	11,847	303,471
Umicore SA	68,072	2,000,483
		8,601,935
Canada — 9.5%
ADENTRA, Inc.	9,430	225,584
Advantage Energy Ltd.(1)	98,100	692,353
Aecon Group, Inc.	500	16,346
Alaris Equity Partners Income	700	12,181
Algoma Central Corp.	200	3,199
Allied Gold Corp.(1)	27,100	686,026
Amerigo Resources Ltd.(2)	59,681	287,875
Aris Mining Corp.(1)	34,421	623,680
Athabasca Oil Corp.(1)	270,200	2,138,238
AutoCanada, Inc.(1)(2)	5,600	88,957
B2Gold Corp.	786,052	3,763,060
Badger Infrastructure Solutions Ltd.	6,922	441,233
Baytex Energy Corp.	314,849	1,539,247
Birchcliff Energy Ltd.	53,215	248,580
Bonterra Energy Corp.(1)(2)	5,800	27,304
Boston Pizza Royalties Income Fund	446	7,826
Brookfield Wealth Solutions Ltd.(2)	3,650	166,952
Calfrac Well Services Ltd.(1)(2)	4,100	18,825
Canacol Energy Ltd.(1)(2)	3,101	1,721
Canada Goose Holdings, Inc.(1)(2)	5,233	53,748
Canadian Tire Corp. Ltd., Class A(2)	4,100	526,087
Cardinal Energy Ltd.(2)	76,900	640,345
Cargojet, Inc.	1,200	75,108
Cascades, Inc.	43,700	347,723
Centerra Gold, Inc.	107,487	1,897,678
CES Energy Solutions Corp.	89,620	1,125,897
Chorus Aviation, Inc.	723	13,137
Defi Technologies, Inc.(1)(2)	21,470	14,639
Doman Building Materials Group Ltd.(2)	2,200	16,819
Dorel Industries, Inc., Class B(1)(2)	877	1,075
Eldorado Gold Corp.	95,700	3,233,385

Empire Co. Ltd., Class A	9,700	343,984
Enerflex Ltd.	76,086	1,902,909
Ensign Energy Services, Inc.(1)(2)	30,100	91,480
ERO Copper Corp.(1)	58,600	1,785,650
Evertz Technologies Ltd.(2)	200	2,388
Finning International, Inc.	63,900	4,826,393
Fortuna Mining Corp.(1)	173,700	1,742,481
Frontera Energy Corp.	7,694	80,810
Galiano Gold, Inc.(1)	53,181	124,211
Headwater Exploration, Inc.	135,510	1,232,579
Hudbay Minerals, Inc.	173,125	5,061,958
iA Financial Corp., Inc.	75	9,350
Imperial Metals Corp.(1)	11,666	58,049
International Petroleum Corp.(1)	16,902	425,293
Jaguar Mining, Inc.(1)	2,641	13,371
Journey Energy, Inc.(1)(2)	520	2,082
K92 Mining, Inc.(1)	50,500	944,322
Kelt Exploration Ltd.(1)	29,700	195,393
Laurentian Bank of Canada	8,327	243,109
Linamar Corp.	14,200	1,050,593
Logan Energy Corp.(1)(2)	71,900	45,894
Maple Leaf Foods, Inc.	4,651	101,005
Martinrea International, Inc.	42,160	351,372
Methanex Corp.	13,500	798,651
Mullen Group Ltd.(2)	20,631	326,229
North American Construction Group Ltd.	14,249	197,201
North West Co., Inc.	6,300	236,573
Northland Power, Inc.	89,200	1,521,767
Obsidian Energy Ltd.(1)(2)	18,800	205,775
OceanaGold Corp.	138,933	4,196,257
Orezone Gold Corp.(1)	137,821	251,920
Osisko Metals, Inc.(1)	40,000	51,935
Paramount Resources Ltd., A Shares(2)	46,900	1,026,347
Parex Resources, Inc.(2)	54,100	943,753
PetroTal Corp.(2)	367,500	154,608
Peyto Exploration & Development Corp.(2)	113,100	2,036,973
PHX Energy Services Corp.	6,300	50,084
Pizza Pizza Royalty Corp.(2)	300	2,785
Precision Drilling Corp.(1)	5,910	528,048
Real Matters, Inc.(1)(2)	14,527	57,638
Rogers Sugar, Inc.	25,835	125,741
Saturn Oil & Gas, Inc.(1)(2)	20,400	99,140
South Bow Corp.	8,700	313,002
Spartan Delta Corp.(1)(2)	40,300	342,008
Spin Master Corp., VTG Shares	4,600	62,328
Stella-Jones, Inc.	3,404	190,983
Surge Energy, Inc.(2)	68,800	469,596
Tamarack Valley Energy Ltd.	346,400	3,206,081
Torex Gold Resources, Inc.	25,763	1,181,400
Total Energy Services, Inc.	8,700	153,977
Transcontinental, Inc., Class A	800	3,052
Trican Well Service Ltd.	99,105	536,266
Valeura Energy, Inc.(1)	65,200	511,706
Vermilion Energy, Inc.	93,600	1,032,645
Wajax Corp.	4,075	87,787

Wesdome Gold Mines Ltd.(1)	23,809	483,036
Western Forest Products, Inc.(1)	1,156	13,299
Westshore Terminals Investment Corp.	3,800	116,454
		61,084,549
China — 0.0%
China Gold International Resources Corp. Ltd.(2)	2,500	48,780
Ever Sunshine Services Group Ltd.	266,000	61,369
K Wah International Holdings Ltd.	166,000	48,693
LK Technology Holdings Ltd.(2)	250	78
		158,920
Denmark — 1.8%
AL Sydbank	28,392	2,381,989
D/S Norden AS	19,864	917,333
Dfds AS(1)	16,401	376,238
H&H International AS, B Shares(1)	1,425	22,969
Harboes Bryggeri AS, Class B	336	5,794
NKT AS(1)	23,906	3,812,849
NTG Nordic Transport Group AS(1)	232	7,581
Per Aarsleff Holding AS	13,059	1,488,057
Schouw & Co. AS	3,996	411,805
Solar AS, B Shares(1)	3,968	124,299
TORM PLC, Class A	40,307	1,109,753
Zealand Pharma AS(1)	23,238	1,177,350
		11,836,017
Finland — 1.0%
Aspo OYJ	1,402	9,937
Atria OYJ	343	5,959
Bittium OYJ(2)	1,625	74,654
Easor OYJ(1)	3,181	2,167
Finnair OYJ(1)	153,751	769,142
Harvia OYJ(2)	818	38,988
Hiab OYJ, B Shares	3,728	234,158
Incap OYJ(1)(2)	1,360	15,721
Kalmar OYJ, B Shares	13,452	697,544
Kemira OYJ	34,035	707,237
Lassila & Tikanoja OYJ(1)	13,271	106,652
Luotea PLC	14,024	32,617
Marimekko OYJ	9,644	117,344
Metsa Board OYJ, Class B(1)(2)	6,069	20,747
Nokian Renkaat OYJ(2)	100,216	1,291,805
Outokumpu OYJ	189,392	1,313,817
Puuilo OYJ	79,938	1,225,309
Talenom OYJ	3,181	4,747
Verkkokauppa.com OYJ(2)	249	800
YIT OYJ(1)(2)	1,678	5,360
		6,674,705
France — 3.7%
Air France-KLM(1)	59,488	807,479
AKWEL SADIR	113	955
Alten SA	1,413	106,664
Antin Infrastructure Partners SA(2)	1,193	13,805
Arkema SA	29,152	2,058,875
Catana Group	4,546	12,190
Cie des Alpes	21,654	563,959
Clariane SE(1)	31,774	154,496

Coface SA	59,916	1,042,137
Derichebourg SA	104,725	1,233,932
Emeis SA(1)	32,852	569,337
Etablissements Maurel et Prom SA	65,205	686,528
Euroapi SA(1)(2)	31,710	54,837
Eutelsat Communications SACA(1)	98,608	455,381
Guerbet(1)(2)	63	786
ID Logistics Group SACA(1)	30	13,330
Imerys SA(2)	5,170	137,585
Jacquet Metals SACA	893	23,130
JCDecaux SE	3,665	80,212
Kaufman & Broad SA	10,644	313,859
Maisons du Monde SA(1)(2)	12,783	6,873
Manitou BF SA	4,237	106,636
Mersen SA	17,622	855,979
Nexans SA	228	41,946
Nexity SA(1)(2)	16,608	158,178
North Atlantic Energies(2)	1,404	84,078
Opmobility	52,355	1,013,752
OVH Groupe SA(1)(2)	4,613	76,547
Pullup Entertainment	1,787	19,290
ReWorld Media SA	1,855	3,656
SES SA	337,055	3,702,729
SMCP SA(1)(2)	34,159	206,011
Societe BIC SA(1)	297	20,152
Solutions 30 SE(1)	34,303	31,761
Synergie SE	96	3,343
Television Francaise 1 SA(2)	43,894	349,830
Trigano SA	1,485	279,558
Ubisoft Entertainment SA(1)(2)	79,591	521,652
Valeo SE(2)	181,489	2,794,932
Vallourec SACA(1)(2)	116,997	3,259,323
Vicat SACA	8,612	631,934
Vusion(2)	4,618	718,545
X-Fab Silicon Foundries SE(1)	52,605	656,886
		23,873,068
Germany — 3.6%
2G Energy AG	4,228	328,557
7C Solarparken AG(1)	5,130	11,182
Alzchem Group AG	2,802	613,806
Aroundtown SA(1)	8,132	24,051
Aumovio SE(1)	19,563	914,185
Aurubis AG	2,541	638,179
Baader Bank AG	2,427	19,231
Bijou Brigitte AG	517	33,036
Borussia Dortmund GmbH & Co. KGaA	34,225	124,364
CANCOM SE	1,559	51,399
Cewe Stiftung & Co. KGaA	3,107	371,542
Deutsche Rohstoff AG	1,605	186,038
Draegerwerk AG & Co. KGaA	622	52,869
Draegerwerk AG & Co. KGaA, Preference Shares	2,357	251,960
Duerr AG	7,668	185,910
Einhell Germany AG, Preference Shares	508	43,508
Elmos Semiconductor SE	3,370	708,345
flatexDEGIRO SE	67,681	2,657,470

Formycon AG(1)	471	12,376
Friedrich Vorwerk Group SE	4,105	313,959
Gesco SE	473	7,654
Heidelberger Druckmaschinen AG(1)	189,120	324,383
Hornbach Holding AG & Co. KGaA	6,739	633,553
HUGO BOSS AG	28,340	1,178,130
Indus Holding AG(1)	6,340	222,841
Instone Real Estate Group SE	1,059	10,332
JOST Werke SE	5,299	364,901
Jungheinrich AG, Preference Shares	35,468	1,029,138
Kloeckner & Co. SE(1)	38,173	506,515
Koenig & Bauer AG(1)	6,503	66,534
Kontron AG(2)	26,197	710,205
Krones AG(1)	2,045	281,315
KSB SE & Co. KGaA	1	1,088
KSB SE & Co. KGaA, Preference Shares	69	69,566
Lang & Schwarz AG	2,492	84,430
Lanxess AG	61,607	1,181,664
Multitude AG	937	6,026
Mutares SE & Co. KGaA	15,197	493,207
Norma Group SE(1)	16,727	341,277
ProCredit Holding AG	7,223	68,466
SAF-Holland SE	38,181	929,450
Salzgitter AG(1)	9,786	697,333
Schaeffler AG	76,463	939,979
SGL Carbon SE(1)	6,360	39,656
Sixt SE	10,904	971,238
Sixt SE, Preference Shares	12,396	917,648
SMA Solar Technology AG(1)	11,757	898,523
Steico SE	1,286	31,157
STO SE & Co. KGaA, Preference Shares	1,138	138,771
Suedzucker AG	48,628	651,170
thyssenkrupp AG	111,228	1,518,188
Villeroy & Boch AG, Preference Shares	195	3,644
Vossloh AG	192	15,683
Wacker Neuson SE	8,367	186,101
Wuestenrot & Wuerttembergische AG	1,983	34,039
		23,095,772
Hong Kong — 1.3%
Analogue Holdings Ltd.	12,000	1,482
Asia Tele-Net & Technology Corp. Ltd.	20,000	30,712
AustAsia Group Ltd.(1)	7,812	1,777
Baozun, Inc., ADR(1)	9,227	23,898
Cafe de Coral Holdings Ltd.(2)	332,000	163,573
Chow Sang Sang Holdings International Ltd.	99,000	138,100
Crystal International Group Ltd.	41,500	31,853
Dah Sing Banking Group Ltd.	192,800	331,039
Dah Sing Financial Holdings Ltd.	106,400	576,634
Deep Source Holdings Ltd.(1)	1,070,000	105,463
Dickson Concepts International Ltd.	10,000	7,530
Dream International Ltd.	28,500	24,261
Eagle Nice International Holdings Ltd.	2,000	719
E-Commodities Holdings Ltd.	1,418,000	113,969
Great Eagle Holdings Ltd.	9,000	19,586
Guotai Junan International Holdings Ltd.	548,000	152,181

Hang Lung Group Ltd.	267,000	496,449
IGG, Inc.	208,000	88,037
Impro Precision Industries Ltd.(2)	109,000	136,863
International Housewares Retail Co. Ltd.	10,000	867
Johnson Electric Holdings Ltd.	381,906	1,244,127
JS Global Lifestyle Co. Ltd.(1)	65,000	11,036
Karrie International Holdings Ltd.	20,000	7,720
Langham Hospitality Investments & Langham Hospitality Investments Ltd.	600	41
Man Wah Holdings Ltd.(2)	405,600	188,129
Midland Holdings Ltd.(1)	208,000	67,709
Oriental Watch Holdings	52,000	21,506
Pacific Basin Shipping Ltd.	3,591,000	1,443,992
PAX Global Technology Ltd.	167,000	74,087
Regina Miracle International Holdings Ltd.	25,000	5,431
Sa Sa International Holdings Ltd.	222,000	24,085
Shun Tak Holdings Ltd.(1)	406,000	30,083
Singamas Container Holdings Ltd.	268,000	17,479
SJM Holdings Ltd.(1)(2)	2,328,000	567,087
SmarTone Telecommunications Holdings Ltd.	92,000	55,777
Sun Hung Kai & Co. Ltd.	30,000	15,597
Tai Hing Group Holdings Ltd.	50,000	6,697
Ten Pao Group Holdings Ltd.	64,000	22,700
Texhong International Group Ltd.	93,000	74,891
Texwinca Holdings Ltd.	26,000	3,590
Truly International Holdings Ltd.	218,000	27,302
TS Lines Ltd.	100,000	106,687
United Energy Group Ltd.(2)	9,780,000	575,426
United Laboratories International Holdings Ltd.(2)	174,000	195,579
VSTECS Holdings Ltd.	550,000	675,254
Yue Yuen Industrial Holdings Ltd.(2)	263,000	492,957
		8,399,962
Ireland — 0.2%
FBD Holdings PLC	2,442	48,294
Glanbia PLC	8,649	210,270
Glenveagh Properties PLC(1)	415,710	1,104,056
Origin Enterprises PLC	10,576	55,845
Permanent TSB Group Holdings PLC	4,574	15,504
		1,433,969
Israel — 4.8%
Adgar Investment & Development Ltd.	786	1,195
Africa Israel Residences Ltd.	193	15,757
Alony Hetz Properties & Investments Ltd.	14,496	183,597
Amot Investments Ltd.	24,378	163,063
Argo Properties NV(1)	1,271	60,328
Ashdod Refinery Ltd.(1)	1,929	67,978
Ayalon Holdings Ltd.	2,058	125,948
Bezeq The Israeli Telecommunication Corp. Ltd.	286,706	813,133
Big Shopping Centers Ltd.	614	166,141
Blue Square Real Estate Ltd.	1,365	188,689
Cellcom Israel Ltd.	11,701	152,407
Clal Insurance Enterprises Holdings Ltd.	35,583	3,552,495
Delek Automotive Systems Ltd.	5,526	38,108
Delek Group Ltd.	5,943	1,827,188
Delta Galil Ltd.	3,308	183,933
Direct Finance of Direct Group 2006 Ltd.	99	22,199

Dor Alon Energy in Israel 1988 Ltd.	81	6,102
Doral Group Renewable Energy Resources Ltd.(1)	18,447	676,367
El Al Israel Airlines	160,448	765,525
Elco Ltd.	345	18,103
Energix-Renewable Energies Ltd.	189	1,935
Enlight Renewable Energy Ltd.(1)	20,720	2,219,949
Equital Ltd.(1)	6,646	264,857
Etoro Group Ltd., Class A(1)	2,787	116,998
Fattal Holdings 1998 Ltd.(1)	3,841	1,158,670
FIBI Holdings Ltd.	10,052	1,103,243
First International Bank Of Israel Ltd.	747	63,335
Fox Wizel Ltd.	1,492	166,075
G City Ltd.	41,479	186,980
Harel Insurance Investments & Financial Services Ltd.	40,549	2,562,691
IDI Insurance Co. Ltd.	4,500	357,105
Inmode Ltd.(1)	6,530	90,963
Isracard Ltd.	29,878	135,566
Israel Canada TR Ltd.	66,772	499,795
Israel Corp. Ltd.	1,827	600,633
Isras Holdings Ltd.	163	19,589
Isras Investment Co. Ltd.	597	177,220
Land Development Nimrodi Group Ltd.	2,361	31,581
M Yochananof & Sons Ltd.	622	90,306
Malam-Team Holding Ltd.(1)	163	8,232
Menora Mivtachim Holdings Ltd.	9,497	1,753,851
Migdal Insurance & Financial Holdings Ltd.(1)	239,078	1,612,748
Mivne Real Estate KD Ltd.	34,520	175,504
Naphtha Israel Petroleum Corp. Ltd.	2,351	19,362
Neto Malinda Trading Ltd.	687	39,936
Nexxen International Ltd.(1)	2,976	24,998
Norstar Holdings, Inc.(1)	1,824	6,294
Oil Refineries Ltd.	1,893,093	1,085,761
Orion Retail Properties Ltd.(1)	5,277	5,050
Partner Communications Co. Ltd.	75,127	1,117,825
Perion Network Ltd.(1)	573	4,740
Phoenix Financial Ltd.	40,653	2,685,023
Property & Building Corp. Ltd.	90	11,148
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	92	12,939
Scope Metals Group Ltd.	69	7,088
Shikun & Binui Ltd.(1)	71	545
Shufersal Ltd.	112,222	1,938,252
Silicom Ltd.(1)	801	32,280
Summit Real Estate Holdings Ltd.	9,660	172,907
Tadiran Group Ltd.(1)	102	8,104
Tamar Petroleum Ltd.	4,695	44,836
Tera Light Ltd.(1)	1,388	11,077
Victory Supermarket Chain Ltd.	265	5,390
Wesure Global Tech Ltd.	2,595	16,764
YH Dimri Construction & Development Ltd.	35	4,720
ZIM Integrated Shipping Services Ltd.	58,921	1,384,054
		31,065,175
Italy — 2.6%
Aquafil SpA(1)(2)	14,237	24,263
Arnoldo Mondadori Editore SpA	27,447	66,745
Azimut Holding SpA	76,339	3,094,415

Banca IFIS SpA(2)	1,964	46,400
Banca Sistema SpA(1)	33,424	68,968
Banco di Desio e della Brianza SpA	8,206	88,562
BasicNet SpA	1,033	8,666
BFF Bank SpA(1)(2)	63,451	208,047
Brembo NV	51,621	701,686
Credito Emiliano SpA	54,843	984,420
d'Amico International Shipping SA(2)	78,261	640,493
Danieli & C Officine Meccaniche SpA(2)	567	48,633
Danieli & C Officine Meccaniche SpA, Preference Shares	923	53,749
Emak SpA	6,148	6,471
ERG SpA(2)	60,494	1,617,901
Eurogroup Laminations SpA(1)	1,972	2,681
Ferretti SpA(2)	83,663	299,030
Fila SpA(2)	11,261	116,263
Fincantieri SpA(1)(2)	51,474	709,769
Gefran SpA	300	3,971
Geox SpA(1)(2)	48,891	15,933
Iveco Group NV	47,702	773,747
MFE-MediaForEurope NV, Class A	119,036	419,446
MFE-MediaForEurope NV, Class B(2)	43,705	191,289
NewPrinces SpA(1)(2)	17,092	309,144
Orsero SpA	717	13,007
OVS SpA	184,882	1,206,586
Safilo Group SpA(1)	165,929	315,526
Saipem SpA(2)	666,008	3,200,536
Salvatore Ferragamo SpA(1)	39,487	434,025
Sanlorenzo SpA(2)	559	24,201
Sesa SpA	364	41,149
TREVI - Finanziaria Industriale SpA(1)(2)	8,229	68,688
Webuild SpA(2)	247,529	710,855
		16,515,265
Japan — 31.5%
77 Bank Ltd.	63,900	1,266,533
AD Works Group Co. Ltd.(2)	23,800	63,119
Adtec Plasma Technology Co. Ltd.(2)	1,000	19,546
AEON Financial Service Co. Ltd.	73,000	692,567
Aeon Hokkaido Corp.	3,200	16,754
Aeon Kyushu Co. Ltd.	1,000	17,758
AFC-HD AMS Life Science Co. Ltd.	1,300	6,914
Ahresty Corp.	9,900	43,890
Aichi Steel Corp.	23,200	431,554
AIMECHATEC Ltd.(2)	5,400	191,949
Air Water, Inc.	24,500	399,191
Airman Corp.	2,500	26,352
Airport Facilities Co. Ltd.	400	2,239
Aisan Industry Co. Ltd.	36,300	434,153
Akebono Brake Industry Co. Ltd.(1)	50,600	39,372
Alconix Corp.	20,700	323,492
Alfresa Holdings Corp.	35,500	497,829
Alinco, Inc.	200	1,286
Allied Telesis Holdings KK(2)	43,600	77,300
Alps Alpine Co. Ltd.	150,300	2,050,180
Amuse, Inc.	400	4,560
Amvis Holdings, Inc.	4,400	10,358

And ST HD Co. Ltd.	9,100	186,015
AOKI Holdings, Inc.	25,900	266,828
Arakawa Chemical Industries Ltd.	1,500	13,969
Arata Corp.	18,700	303,623
ARCLANDS Corp.	50,200	600,701
Arcs Co. Ltd.	29,000	588,917
ARE Holdings, Inc.	33,800	716,423
Artience Co. Ltd.	13,900	364,765
Asahi Co. Ltd.	5,500	43,618
Asanuma Corp.	59,600	303,285
Asia Pile Holdings Corp.(2)	14,200	142,445
ASKA Pharmaceutical Holdings Co. Ltd.	4,000	73,499
Autobacs Seven Co. Ltd.	200	1,868
Awa Bank Ltd.	7,900	332,640
Axial Retailing, Inc.	55,500	363,302
Bando Chemical Industries Ltd.	11,300	158,896
Bank of Nagoya Ltd.	21,000	773,655
Bank of Saga Ltd.	7,900	258,482
Bank of the Ryukyus Ltd.	18,200	286,506
Belc Co. Ltd.	4,400	171,401
Belluna Co. Ltd.	3,300	19,172
Blue Zones Holdings Co. Ltd.	9,100	98,909
BML, Inc.	2,200	48,119
Bookoff Group Holdings Ltd.	2,800	35,277
Buffalo, Inc.	1,600	23,349
Bunka Shutter Co. Ltd.	1,100	12,937
Carlit Co. Ltd.	11,000	168,445
Cawachi Ltd.	5,600	115,356
Central Glass Co. Ltd.	16,600	427,128
Charm Care Corp. KK	2,800	24,431
Chiba Kogyo Bank Ltd.	600	8,588
Chino Corp.	1,900	20,715
Chori Co. Ltd.	300	7,716
Chubu Shiryo Co. Ltd.	1,600	17,079
Chubu Steel Plate Co. Ltd.(2)	300	3,943
Chuetsu Pulp & Paper Co. Ltd.	2,700	34,493
Chuo Spring Co. Ltd.(2)	700	17,954
Citizen Watch Co. Ltd.	18,000	261,708
CKD Corp.	17,400	714,459
CMK Corp.	48,200	232,036
Cosmo Energy Holdings Co. Ltd.	27,500	645,577
Credit Saison Co. Ltd.	46,300	1,190,367
CTI Engineering Co. Ltd.	500	8,450
CUC, Inc.(1)	3,200	16,339
Daicel Corp.	188,500	1,576,233
Daido Metal Co. Ltd.	18,400	125,559
Daido Steel Co. Ltd.	95,400	1,246,300
Daihatsu Infinearth Mfg Co. Ltd.	3,300	61,331
Daiichi Jitsugyo Co. Ltd.	900	17,595
Daiichikosho Co. Ltd.	10,300	105,506
Daiki Aluminium Industry Co. Ltd.	1,100	13,281
Daikoku Denki Co. Ltd.	3,200	42,397
Daikokutenbussan Co. Ltd.	1,100	29,369
Daikyonishikawa Corp.	17,900	122,736
Daio Paper Corp.	92,600	551,152

Daishi Hokuetsu Financial Group, Inc.	72,000	914,426
Daishinku Corp.	1,500	9,587
Daisue Construction Co. Ltd.	2,500	50,734
Daito Pharmaceutical Co. Ltd.	4,000	30,195
Daitron Co. Ltd.	6,900	154,463
Daiwabo Holdings Co. Ltd.	18,700	401,602
Denka Co. Ltd.(2)	68,700	1,928,742
Densan System Holdings Co. Ltd.(2)	400	7,638
DIC Corp.	70,500	2,135,132
DKS Co. Ltd.	1,700	121,025
Doshisha Co. Ltd.	4,200	78,028
Eagle Industry Co. Ltd.(2)	6,800	120,751
Eco's Co. Ltd.	100	1,422
EDION Corp.	52,900	786,842
Ehime Bank Ltd.	8,800	106,802
Eizo Corp.	100	1,656
EJ Holdings, Inc.	1,100	11,257
Electric Power Development Co. Ltd.	60,900	1,535,369
Endo Lighting Corp.	8,900	142,220
eRex Co. Ltd.	26,400	134,589
ERI Holdings Co. Ltd.	1,200	9,359
Exedy Corp.	8,200	321,180
FCC Co. Ltd.	31,400	685,255
Feed One Co. Ltd.	4,000	30,107
Ferrotec Corp.	31,600	1,720,166
FIDEA Holdings Co. Ltd.	3,420	41,737
First Bank of Toyama Ltd.(2)	30,200	474,543
Foster Electric Co. Ltd.	7,400	132,434
FP Corp.	5,600	84,017
France Bed Holdings Co. Ltd.	3,100	23,896
Fudo Tetra Corp.	5,100	87,587
Fuji Co. Ltd.	5,200	65,228
Fuji Pharma Co. Ltd.	4,600	67,534
Fuji Seal International, Inc.	25,200	418,015
Fujibo Holdings, Inc.	15,900	397,532
Fujikura Composites, Inc.(2)	8,500	131,898
FuKoKu Co. Ltd.	4,300	48,081
Fukui Bank Ltd.	1,600	46,165
Fukuyama Transporting Co. Ltd.	1,000	43,106
Furukawa Co. Ltd.	1,200	29,965
Furukawa Electric Co. Ltd.	15,500	5,051,063
Furuya Metal Co. Ltd.	10,900	599,533
Fuso Chemical Co. Ltd.	49,800	1,332,391
Futaba Industrial Co. Ltd.	22,100	140,868
Fuyo General Lease Co. Ltd.	45,300	1,192,301
Gakken Holdings Co. Ltd.	2,000	12,053
Gamecard Holdings, Inc.	1,700	24,628
Gecoss Corp.	400	3,794
Genky DrugStores Co. Ltd.(2)	6,900	145,890
Geo Holdings Corp.	23,100	307,603
GLOBERIDE, Inc.	2,800	46,014
Glory Ltd.	43,700	1,119,118
GMO Financial Holdings, Inc.(2)	3,200	23,140
Godo Steel Ltd.(2)	2,100	36,194
Good Com Asset Co. Ltd.(2)	1,600	13,821

GS Yuasa Corp.	80,900	3,327,552
G-Tekt Corp.	16,000	222,187
Gunma Bank Ltd.	81,700	1,160,692
H2O Retailing Corp.	78,100	1,224,182
Hagihara Industries, Inc.	2,400	24,890
Hakudo Co. Ltd.	800	19,370
Hakuhodo DY Holdings, Inc.	31,100	218,338
Halows Co. Ltd.	4,300	103,248
Hamakyorex Co. Ltd.	25,700	305,596
Hanwa Co. Ltd.	34,500	410,100
Happinet Corp.	1,700	29,609
Hazama Ando Corp.	127,000	1,434,656
Heiwa Corp.	9,400	114,550
Heiwado Co. Ltd.	29,700	465,176
HI-LEX Corp.	700	10,888
Hirano Tecseed Co. Ltd.(2)	800	10,072
Hirata Corp.	12,600	226,787
Hirogin Holdings, Inc.	16,300	206,524
HIS Co. Ltd.	6,500	42,707
Hodogaya Chemical Co. Ltd.	5,200	78,709
Hokko Chemical Industry Co. Ltd.	2,400	26,846
Hokuhoku Financial Group, Inc.	42,300	1,717,024
Hokuto Corp.	2,000	22,830
H-One Co. Ltd.	9,300	104,373
Hosiden Corp.	7,600	129,637
HS Holdings Co. Ltd.	900	6,340
Hyakugo Bank Ltd.	59,400	712,297
Hyakujushi Bank Ltd.	17,200	268,790
Ichiken Co. Ltd.	800	12,750
Ichikoh Industries Ltd.	4,500	15,396
Ichinen Holdings Co. Ltd.	6,900	92,588
Iino Kaiun Kaisha Ltd.(2)	84,700	836,099
i-mobile Co. Ltd.	5,300	16,001
Inabata & Co. Ltd.	13,200	317,012
INFRONEER Holdings, Inc.	185,900	2,853,004
Innotech Corp.	5,200	137,029
Internet Initiative Japan, Inc.	6,600	128,443
Inui Global Logistics Co. Ltd.(2)	9,900	100,502
IPS, Inc.(2)	1,700	44,790
Iriso Electronics Co. Ltd.	15,200	307,426
Ishihara Sangyo Kaisha Ltd.	32,200	673,095
Ito En Ltd.	64,500	1,215,963
Ito En Ltd., Preference Shares	15,300	170,028
Itochu Enex Co. Ltd.	16,900	207,329
IwaiCosmo Holdings, Inc.	13,700	332,904
Iwatani Corp.	55,100	697,258
Iyogin Holdings, Inc.	8,400	161,201
Izumi Co. Ltd.	63,100	355,168
J Trust Co. Ltd.	36,200	172,964
Jaccs Co. Ltd.	20,100	440,411
JAFCO Group Co. Ltd.(2)	800	11,326
Japan Aviation Electronics Industry Ltd.	20,100	318,575
Japan Cash Machine Co. Ltd.	7,900	48,444
Japan Electronic Materials Corp.	8,100	392,583
Japan Petroleum Exploration Co. Ltd.	115,900	1,302,557

Japan Pulp & Paper Co. Ltd.	52,600	383,926
Japan Transcity Corp.	7,000	50,353
Japan Wool Textile Co. Ltd.(2)	1,300	14,318
JM Holdings Co. Ltd.	5,800	46,277
J-Oil Mills, Inc.	6,100	75,662
Joshin Corp.	5,400	104,057
JSB Co. Ltd.	2,200	92,443
JSP Corp.	7,200	116,679
JTEKT Corp.	190,200	2,584,742
Juroku Financial Group, Inc.	59,000	784,835
JVCKenwood Corp.(2)	123,200	859,569
Kaga Electronics Co. Ltd.	37,800	1,050,003
Kamei Corp.	7,700	174,202
Kanadevia Corp.	133,700	1,163,509
Kanamoto Co. Ltd.	37,000	1,155,036
Kaneka Corp.	33,300	1,153,063
Kanematsu Corp.	141,800	1,919,575
Kanto Denka Kogyo Co. Ltd.	31,100	707,253
Kato Sangyo Co. Ltd.	6,400	235,043
Kawada Technologies, Inc.	21,600	164,953
Keihan Holdings Co. Ltd.	13,700	275,082
Keihanshin Building Co. Ltd.	200	2,660
Keikyu Corp.	19,700	186,590
Keiyo Bank Ltd.	19,400	314,836
Kenko Mayonnaise Co. Ltd.	2,000	24,320
KH Neochem Co. Ltd.	9,300	161,950
Kintetsu Group Holdings Co. Ltd.	29,300	659,555
Kitz Corp.	40,600	569,700
Kiyo Bank Ltd.	24,100	642,286
Koa Corp.	16,100	279,735
Koatsu Gas Kogyo Co. Ltd.	2,900	20,047
Koei Chemical Co. Ltd.	200	3,753
Kohnan Shoji Co. Ltd.	17,200	439,677
Komeri Co. Ltd.	16,800	365,294
Komori Corp.	20,400	189,206
Konica Minolta, Inc.	39,800	152,201
Konishi Co. Ltd.	2,500	21,556
Konoike Transport Co. Ltd.	20,700	353,287
Kosaido Holdings Co. Ltd.(2)	22,500	83,761
KPP Group Holdings Co. Ltd.	34,200	217,027
KRS Corp.	3,100	61,832
K's Holdings Corp.	32,900	433,418
Kumiai Chemical Industry Co. Ltd.	4,200	20,186
Kurabo Industries Ltd.	5,100	329,093
Kuraray Co. Ltd.	139,100	1,431,243
Kureha Corp.	11,400	279,393
KYB Corp.	31,100	789,648
Kyoei Steel Ltd.	12,700	144,775
Kyokuyo Co. Ltd.	5,800	161,257
Kyushu Leasing Service Co. Ltd.	1,800	16,101
Kyushu Railway Co.	5,200	114,916
Lacto Japan Co. Ltd.(2)	400	8,045
Life Corp.	30,000	464,042
LIFULL Co. Ltd.	23,300	28,358
Look Holdings, Inc.	1,000	16,421

Macnica Holdings, Inc.	75,400	1,472,251
Mamiya-Op Co. Ltd.	400	2,737
Mars Group Holdings Corp.	4,700	88,365
Marubun Corp.	3,100	33,473
Marudai Food Co. Ltd.	6,400	91,789
Maruzen Showa Unyu Co. Ltd.	1,500	72,214
Matsuda Sangyo Co. Ltd.	300	12,166
Maxell Ltd.	300	3,660
Mebuki Financial Group, Inc.	182,800	1,528,237
Megachips Corp.	200	15,495
Megmilk Snow Brand Co. Ltd.	24,200	530,176
Meidensha Corp.	200	12,627
Meiji Shipping Group Co. Ltd.(2)	4,400	30,665
Meiko Electronics Co. Ltd.	900	217,433
Meisei Industrial Co. Ltd.	800	8,716
Meiwa Corp.	1,600	8,839
METAWATER Co. Ltd.	5,700	127,198
MIMAKI ENGINEERING Co. Ltd.	13,600	156,180
Ministop Co. Ltd.	800	9,053
Miraial Co. Ltd.	1,700	17,226
Miraini Holdings Co. Ltd.	300	3,639
Mirait One Corp.	46,200	1,138,568
Mitsuba Corp.	30,200	256,316
Mitsubishi Materials Corp.	44,000	1,425,248
Mitsubishi Motors Corp.(2)	225,400	525,417
Mitsubishi Paper Mills Ltd.(2)	3,300	22,774
Mitsubishi Research Institute, Inc.	200	5,691
Mitsubishi Steel Manufacturing Co. Ltd.	3,400	46,037
Mitsui High-Tec, Inc.	32,100	205,988
Mitsui Kinzoku Co. Ltd.	15,000	4,862,811
Mitsui-Soko Holdings Co. Ltd.(2)	8,700	210,315
MIXI, Inc.	1,800	29,869
Miyaji Engineering Group, Inc.(2)	16,100	150,136
Miyazaki Bank Ltd.	32,000	373,241
Mizuho Leasing Co. Ltd.	58,900	481,220
Mizuho Medy Co. Ltd.	1,500	16,299
Modec, Inc.	7,900	498,449
Morinaga Milk Industry Co. Ltd.	9,100	277,537
Moriroku Co. Ltd.	6,200	92,528
Morita Holdings Corp.	1,300	20,080
Musashi Seimitsu Industry Co. Ltd.	40,300	2,391,800
Musashino Bank Ltd.	47,100	716,855
Nachi-Fujikoshi Corp.	12,300	447,209
Nafco Co. Ltd.	1,100	14,529
Nagano Keiki Co. Ltd.	2,200	45,321
Nagase & Co. Ltd.	10,900	76,929
Nagase Brothers, Inc.(2)	1,200	17,192
Nagoya Railroad Co. Ltd.(2)	187,200	2,113,000
Namura Shipbuilding Co. Ltd.	54,500	1,277,237
NANKAI Co. Ltd.	38,900	681,314
Nanto Bank Ltd.	107,200	1,135,658
Nasu Denki Tekko Co. Ltd.	100	11,337
NEC Capital Solutions Ltd.(2)	4,900	122,161
NHK Spring Co. Ltd.	18,700	420,753
Nichicon Corp.	700	16,540

Nichirin Co. Ltd.	2,700	70,603
Nihon Dempa Kogyo Co. Ltd.	18,600	373,090
Nihon Dengi Co. Ltd.	800	12,291
Nihon Flush Co. Ltd.	400	1,821
Nihon House Holdings Co. Ltd.	7,900	14,477
Nihon Nohyaku Co. Ltd.(2)	14,000	92,960
Nihon Tokushu Toryo Co. Ltd.	500	7,420
Nihon Yamamura Glass Co. Ltd.	1,300	20,855
Nikkiso Co. Ltd.	40,900	795,864
Nippon Beet Sugar Manufacturing Co. Ltd.	200	5,374
Nippon Carbide Industries Co., Inc.	2,400	48,326
Nippon Chemical Industrial Co. Ltd.	2,800	85,482
Nippon Chemi-Con Corp.(2)	16,100	512,884
Nippon Concrete Industries Co. Ltd.	2,500	5,129
Nippon Denko Co. Ltd.	56,300	193,411
Nippon Densetsu Kogyo Co. Ltd.	400	11,324
Nippon Light Metal Holdings Co. Ltd.	48,800	970,914
Nippon Paper Industries Co. Ltd.	134,800	1,066,061
Nippon Rietec Co. Ltd.	2,900	51,349
Nippon Seiki Co. Ltd.	14,800	247,131
Nippon Shinyaku Co. Ltd.	4,200	110,671
Nippon Shokubai Co. Ltd.	73,000	944,722
Nippon Signal Co. Ltd.	6,700	66,760
Nippon Thompson Co. Ltd.	12,900	184,622
Nippon Yakin Kogyo Co. Ltd.(2)	12,400	359,278
Nipro Corp.	85,200	920,078
Nishikawa Rubber Co. Ltd.	300	5,837
Nishi-Nippon Financial Holdings, Inc.	47,600	1,180,919
Nishi-Nippon Railroad Co. Ltd.	16,500	291,565
Nishio Holdings Co. Ltd.	19,900	479,533
Nissan Shatai Co. Ltd.	46,400	318,357
Nissei ASB Machine Co. Ltd.	500	29,351
Nisshinbo Holdings, Inc.	31,500	476,214
Nissui Corp.	118,500	984,830
NITTAN Corp.	5,600	17,456
Nittetsu Mining Co. Ltd.(2)	52,700	793,860
Nojima Corp.	117,900	1,062,266
NOK Corp.	43,700	790,930
Nomura Micro Science Co. Ltd.(2)	14,400	414,282
North Pacific Bank Ltd.	71,300	436,637
NPR-RIKEN Corp.	7,400	179,792
NS United Kaiun Kaisha Ltd.	11,300	554,484
NTN Corp.	558,900	1,588,359
Odakyu Electric Railway Co. Ltd.	8,900	90,321
Ogaki Kyoritsu Bank Ltd.	4,500	204,094
Oisix ra daichi, Inc.(2)	3,200	29,664
Oki Electric Industry Co. Ltd.	113,400	2,528,958
Okinawa Cellular Telephone Co.	6,100	135,936
Okinawa Financial Group, Inc.	5,800	224,907
Okura Industrial Co. Ltd.	4,000	122,952
Okuwa Co. Ltd.	4,600	22,755
Olympic Group Corp.	500	3,231
Optex Group Co. Ltd.	800	21,377
Orient Corp.	47,370	264,750
Osaka Steel Co. Ltd.(1)	14,500	236,122

Osaki Electric Co. Ltd.	9,200	95,473
OSG Corp.(2)	51,800	1,113,662
Pack Corp.(2)	1,800	14,626
PAL GROUP Holdings Co. Ltd.	1,400	12,153
Penta-Ocean Construction Co. Ltd.(2)	238,600	2,660,114
PILLAR Corp.(2)	200	11,812
Press Kogyo Co. Ltd.	61,100	321,096
Prima Meat Packers Ltd.	6,300	95,345
PS Construction Co. Ltd.	20,600	282,634
Raito Kogyo Co. Ltd.	300	7,635
Raiznext Corp.	700	9,796
Rasa Industries Ltd.(2)	12,500	154,004
Rengo Co. Ltd.	171,900	1,574,366
Resorttrust, Inc.	17,300	184,383
Restar Corp.	11,300	288,196
Retail Partners Co. Ltd.	2,700	21,203
Ricoh Leasing Co. Ltd.	11,600	440,008
Riken Technos Corp.	15,300	151,334
Rion Co. Ltd.	1,100	24,373
Ryobi Ltd.	19,800	341,027
RYODEN Corp.	500	11,901
S Foods, Inc.	900	15,314
Sakai Chemical Industry Co. Ltd.	10,300	319,104
Sakata INX Corp.	1,600	23,559
Sakura Internet, Inc.(2)	300	5,699
Sala Corp.	13,400	81,396
San Holdings, Inc.	800	6,712
San ju San Financial Group, Inc.	50,800	509,626
San-A Co. Ltd.	500	9,745
San-Ai Obbli Co. Ltd.	14,600	194,640
San-In Godo Bank Ltd.	43,100	559,391
SANIX HOLDINGS, Inc.	1,600	2,389
Sanki Engineering Co. Ltd.	64,500	935,680
Sanko Gosei Ltd.	1,200	6,005
Sankyo Co. Ltd.	7,800	79,009
Sankyo Frontier Co. Ltd.	400	5,396
Sankyo Tateyama, Inc.	5,700	22,671
Sankyu, Inc.	17,600	991,714
Sanoh Industrial Co. Ltd.	16,400	92,509
Sansha Electric Manufacturing Co. Ltd.	2,000	17,402
Sanshin Electronics Co. Ltd.	7,700	135,914
Sanyo Chemical Industries Ltd.	1,700	55,857
Sanyo Trading Co. Ltd.	2,600	25,804
Sato Corp.	21,000	289,990
SBI Leasing Services Co. Ltd.(2)	4,000	57,796
SBS Holdings, Inc.	11,300	346,785
Scroll Corp.	8,600	89,099
Seed Co. Ltd.	1,600	5,021
Seika Corp.	10,500	212,514
Seiko Electric Co. Ltd.	1,200	17,007
Seiko Group Corp.	33,600	1,488,764
Sekisui Kasei Co. Ltd.	2,100	7,567
SEMITEC Corp.	800	11,178
Senko Group Holdings Co. Ltd.	134,400	1,608,399
Senshu Electric Co. Ltd.	400	16,068

Senshu Ikeda Holdings, Inc.(2)	142,600	864,835
SERENDIP HOLDINGS Co. Ltd.(1)	1,900	27,986
Seven Bank Ltd.(2)	141,700	240,526
Shibaura Machine Co. Ltd.	10,900	270,493
Shibusawa Logistics Corp.	400	3,548
Shibuya Corp.	1,400	34,107
Shikoku Bank Ltd.	11,400	197,042
Shikoku Kasei Holdings Corp.	2,100	82,255
Shin Nippon Air Technologies Co. Ltd.	800	17,173
Shin Nippon Biomedical Laboratories Ltd.	1,000	7,632
Shinagawa Refra Co. Ltd.	10,700	128,865
Shinko Shoji Co. Ltd.	2,200	21,762
Shinmaywa Industries Ltd.	62,100	858,408
Shinnihon Corp.	15,000	212,919
Shinsho Corp.	4,800	73,812
Shinwa Co. Ltd.	400	7,360
Ship Healthcare Holdings, Inc.	41,500	543,638
Showa Sangyo Co. Ltd.	11,800	235,604
Siix Corp.	36,400	319,375
Sintokogio Ltd.	3,300	26,518
SK-Electronics Co. Ltd.	3,500	69,887
SKY Perfect JSAT Corp.	72,200	2,023,034
Soda Nikka Co. Ltd.	2,600	17,670
Sodick Co. Ltd.	34,300	411,499
Soken Chemical & Engineering Co. Ltd.	3,100	66,942
Stanley Electric Co. Ltd.	16,400	365,647
Starts Corp., Inc.	12,100	344,650
Stella Chemifa Corp.	500	21,920
Studio Alice Co. Ltd.(2)	700	7,832
Subaru Enterprise Co. Ltd.	500	11,521
Sumida Corp.	35,200	325,360
Sumitomo Heavy Industries Ltd.	2,800	91,556
Sumitomo Osaka Cement Co. Ltd.	27,300	931,810
Sumitomo Rubber Industries Ltd.	61,200	798,949
Sumitomo Seika Chemicals Co. Ltd.(2)	29,500	246,386
Sumitomo Warehouse Co. Ltd.	600	14,721
Suncall Corp.(2)	23,900	255,252
Sun-Wa Technos Corp.(2)	1,500	36,258
Suzuken Co. Ltd.	5,500	182,929
Suzuki Co. Ltd.	4,100	88,229
T RAD Co. Ltd.	2,200	205,271
Tachibana Eletech Co. Ltd.	200	4,017
Tachikawa Corp.	400	6,165
Tachi-S Co. Ltd.	6,500	92,682
Taiheiyo Cement Corp.	63,600	1,803,024
Taiho Kogyo Co. Ltd.	4,900	35,878
Taisei Oncho Co. Ltd.	700	22,700
Takamatsu Construction Group Co. Ltd.	400	9,016
Takamiya Co. Ltd.	1,000	2,449
Takaoka Toko Co. Ltd.	5,000	252,197
Takara Standard Co. Ltd.	36,200	674,594
Takasago International Corp.	54,000	380,446
Takashimaya Co. Ltd.	213,900	2,675,039
Take & Give Needs Co. Ltd.	2,600	11,155
Tamura Corp.	40,100	271,574

Tanseisha Co. Ltd.	600	5,247
Tazmo Co. Ltd.	4,400	101,951
Techno Ryowa Ltd.	4,200	166,557
Teijin Ltd.	164,900	1,706,769
Tekken Corp.	200	5,754
Tekscend Photomask Corp.	9,500	274,029
Tera Probe, Inc.	3,600	255,819
Tess Holdings Co. Ltd.	30,900	205,424
Tigers Polymer Corp.	900	5,706
Toa Corp.	8,700	127,598
TOA ROAD Corp.	1,400	13,313
Toagosei Co. Ltd.	10,200	112,545
Tobu Railway Co. Ltd.	19,900	347,580
Toda Corp.	25,100	244,636
Toenec Corp.	39,900	568,208
Toho Bank Ltd.	30,100	142,354
Toho Co. Ltd.	8,400	69,800
Toho Holdings Co. Ltd.	1,100	29,074
Toho Titanium Co. Ltd.(1)	24,900	429,991
Tokai Carbon Co. Ltd.	214,800	2,396,006
Tokai Corp.	1,000	14,873
TOKAI Holdings Corp.	88,300	612,368
Tokai Rika Co. Ltd.	36,500	671,038
Tokuyama Corp.	45,800	1,465,584
Tokyo Electron Device Ltd.	5,600	141,743
Tokyo Energy & Systems, Inc.	1,400	21,524
Tokyo Kiraboshi Financial Group, Inc.	25,600	1,850,089
Tokyo Tekko Co. Ltd.(2)	17,100	199,450
Tokyotokeiba Co. Ltd.	4,500	133,274
Tokyu Construction Co. Ltd.	91,200	677,820
Toli Corp.	6,800	26,351
Tomen Devices Corp.(2)	1,300	114,038
Tomoku Co. Ltd.	4,900	122,206
TOMONY Holdings, Inc.	164,700	906,943
Topre Corp.	32,200	558,531
Topy Industries Ltd.	7,900	139,794
Torishima Pump Manufacturing Co. Ltd.(2)	400	6,791
Tosho Co. Ltd.	3,800	17,739
Totech Corp.	5,300	124,293
Totetsu Kogyo Co. Ltd.	400	10,692
Towa Bank Ltd.(2)	5,100	41,013
Towa Pharmaceutical Co. Ltd.	5,300	131,306
Toyo Seikan Group Holdings Ltd.	36,500	891,999
Toyo Tire Corp.	83,300	1,980,880
Toyobo Co. Ltd.	72,800	825,581
Toyoda Gosei Co. Ltd.	68,400	2,072,145
Toyota Boshoku Corp.	72,400	1,039,554
TPR Co. Ltd.	23,600	207,152
Traders Holdings Co. Ltd.	4,600	34,442
TRE Holdings Corp.(2)	41,724	432,379
Trusco Nakayama Corp.	8,900	123,961
Tsubakimoto Chain Co.	24,100	407,863
Tsubakimoto Kogyo Co. Ltd.	1,100	18,587
Tsuburaya Fields Holdings, Inc.(2)	1,200	10,424
Tsugami Corp.	25,600	1,013,502

Tsukuba Bank Ltd.(2)	62,800	241,090
Tsuzuki Denki Co. Ltd.	300	7,714
Tv Tokyo Holdings Corp.	2,000	47,323
UACJ Corp.	96,900	2,020,700
UBE Corp.	10,200	188,797
Uchida Yoko Co. Ltd.	38,500	489,677
UEX Ltd.	3,400	19,514
Umios Corp.	133,200	1,057,691
Unipres Corp.	26,800	218,012
United Super Markets Holdings, Inc.	12,500	64,104
UNITED, Inc.	800	2,495
Unitika Ltd.(1)	64,400	570,133
Valor Holdings Co. Ltd.	42,100	906,363
Vertex Corp.	4,400	43,501
Vital KSK Holdings, Inc.	6,100	62,854
VT Holdings Co. Ltd.	48,300	134,298
Wacom Co. Ltd.	32,500	172,976
Wakita & Co. Ltd.	1,200	12,723
Warabeya Nichiyo Holdings Co. Ltd.	8,900	148,606
Wellnet Corp.	3,400	13,220
Xebio Holdings Co. Ltd.	3,000	19,928
Yahagi Construction Co. Ltd.	3,200	37,636
YAMABIKO Corp.	15,200	372,616
Yamada Holdings Co. Ltd.	3,100	12,165
Yamae Group Holdings Co. Ltd.	9,600	177,593
Yamaichi Electronics Co. Ltd.	16,000	874,324
Yasuda Logistics Corp.	2,200	31,061
Yellow Hat Ltd.	1,000	10,386
Yokogawa Bridge Holdings Corp.	32,100	566,544
Yokorei Co. Ltd.	14,700	239,575
Yokowo Co. Ltd.	4,000	130,815
Yorozu Corp.	1,600	8,868
Yuasa Co. Ltd.	11,600	412,742
Yurtec Corp.	29,900	450,741
Yushiro, Inc.	700	14,570
Zacros Corp.	35,600	282,922
Zenrin Co. Ltd.	32,600	183,459
Zeon Corp.	36,200	496,929
		203,495,072
Netherlands — 1.3%
Aalberts NV	3,862	176,196
AMG Critical Materials NV	8,553	419,715
Basic-Fit NV(1)(2)	23,886	858,407
Brunel International NV(2)	6,098	50,907
Constellium SE(1)	73,320	2,511,943
Corbion NV	21,973	515,497
ForFarmers NV	13,958	104,630
Fugro NV(2)	29,380	387,213
Kendrion NV(2)	2,890	72,000
Koninklijke BAM Groep NV	24,423	316,339
Koninklijke Heijmans NV, CVA	12,794	1,581,431
Koninklijke Vopak NV	6,720	358,776
Nedap NV	847	94,034
SBM Offshore NV	16,038	611,277
SIF Holding NV(1)	1,046	8,058

Sligro Food Group NV	11,334	170,857
Van Lanschot Kempen NV, CVA	237	18,388
		8,255,668
New Zealand — 0.2%
Air New Zealand Ltd.	2,213,613	581,435
Channel Infrastructure NZ Ltd.(2)	5,917	11,209
Eroad Ltd.(1)(2)	14,799	9,319
Fletcher Building Ltd.(1)(2)	208,231	390,068
KMD Brands Ltd.(1)(2)	13,702	682
Oceania Healthcare Ltd.(1)	371,672	172,887
PGG Wrightson Ltd.	3,178	3,899
SKY Network Television Ltd.	10,714	20,790
SKYCITY Entertainment Group Ltd.(1)	911,595	272,197
Warehouse Group Ltd.(1)	4,116	1,526
		1,464,012
Norway — 1.9%
2020 Bulkers Ltd.	11,589	5,288
ABG Sundal Collier Holding ASA	52,525	40,312
Aker Solutions ASA	146,672	676,170
BW LPG Ltd.	59,792	1,176,805
BW Offshore Ltd.	38,296	190,540
Cadeler AS(1)	23,082	148,757
Grieg Seafood ASA	32,520	111,529
Hoegh Autoliners ASA	77,662	1,149,353
Kid ASA	6,221	86,103
Klaveness Combination Carriers ASA	1,632	15,759
Kongsberg Automotive ASA(1)	62,579	14,388
MPC Container Ships ASA	285,447	747,838
Nordic Mining ASA(1)	14,609	16,981
Norske Skog ASA(1)	38,365	183,689
Norwegian Air Shuttle ASA	686,523	1,228,745
Odfjell Drilling Ltd.	15,262	145,051
Odfjell SE, Class A	16,842	192,484
Odfjell Technology Ltd.	6,441	42,364
OKEA ASA(1)	3,401	13,734
Panoro Energy ASA(1)	67,352	228,923
Scatec ASA(1)	109,258	1,218,930
Sea1 offshore, Inc.	27,088	77,848
Solstad Maritime ASA	5,177	15,305
SpareBank 1 Nord Norge	60,907	987,417
SpareBank 1 SMN	6,377	132,459
SpareBank 1 Sor-Norge ASA	622	12,918
Sparebanken More	1,335	16,298
Sparebanken Norge	2,820	58,100
Stolt-Nielsen Ltd.	14,441	458,742
TGS ASA	123,497	2,017,225
Wallenius Wilhelmsen ASA	36,719	472,488
Zaptec ASA(1)	4,799	27,151
		11,909,694
Portugal — 0.2%
CTT-Correios de Portugal SA	95,037	672,127
Ibersol SGPS SA	9	124
NOS SGPS SA	38,919	239,075
Semapa-Sociedade de Investimento e Gestao	15,953	441,693
Sonae SGPS SA	6,934	15,399

Teixeira Duarte SA(1)(2)	143,034	71,675
		1,440,093
Singapore — 1.8%
AEM Holdings Ltd.	72,600	591,953
Aztech Global Ltd.	26,200	19,490
BRC Asia Ltd.	5,500	19,748
Bumitama Agri Ltd.	356,400	432,139
Capitaland India Trust	31,700	25,081
Centurion Accommodation REIT(1)	1,050	904
Centurion Corp. Ltd.(2)	10,500	12,266
China Aviation Oil Singapore Corp. Ltd.	37,300	56,321
China Sunsine Chemical Holdings Ltd.	78,400	41,143
CNMC Goldmine Holdings Ltd.	147,400	141,978
First Resources Ltd.	568,400	1,177,769
Frencken Group Ltd.	49,200	126,676
Geo Energy Resources Ltd.	1,536,800	565,123
Golden Agri-Resources Ltd.	4,697,400	1,011,860
Hafnia Ltd.	125,336	967,552
Hong Fok Corp. Ltd.	54,400	42,420
Hong Leong Asia Ltd.	89,300	238,238
Hour Glass Ltd.	33,400	67,330
Hutchison Port Holdings Trust, U Shares	4,887,700	1,002,159
InnoTek Ltd.	9,200	5,272
ISDN Holdings Ltd.	43,305	24,921
Keppel Infrastructure Trust	188,100	78,069
LHN Ltd.	43,700	21,199
Marco Polo Marine Ltd.	371,700	50,683
Nanofilm Technologies International Ltd.	145,200	156,977
Olam Group Ltd.	343,400	336,654
OUE Ltd.	15,900	13,333
Rex International Holding Ltd.(1)	2,506,100	157,111
RH PetroGas Ltd.	232,700	31,868
Riverstone Holdings Ltd.(2)	22,600	16,464
Samudera Shipping Line Ltd.	662,200	515,955
Sing Holdings Ltd.	14,750	6,009
Singapore Post Ltd.(2)	10,800	2,707
Tuan Sing Holdings Ltd.	13,487	3,378
Wee Hur Holdings Ltd.	1,035,200	544,161
Yangzijiang Financial Holding Ltd.(1)	3,919,100	736,404
Yangzijiang Maritime Development Ltd.	4,000,500	1,941,656
Yangzijiang Shipbuilding Holdings Ltd.	108,300	308,970
Yanlord Land Group Ltd.	439,500	241,165
		11,733,106
Spain — 1.4%
Acerinox SA	61,994	1,145,061
Audax Renovables SA(2)	10,126	16,460
Bankinter SA	90,676	1,523,416
Construcciones y Auxiliar de Ferrocarriles SA	6,874	500,656
Elecnor SA	3,423	163,692
Gestamp Automocion SA	82,103	312,008
Grenergy Renovables SA(1)	3,432	492,623
Grupo Empresarial San Jose SA	2,688	24,778
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	5,557	7,774
Melia Hotels International SA	42,919	560,683
Miquel y Costas & Miquel SA	1,807	29,208

Obrascon Huarte Lain SA(1)	399,698	230,550
Prosegur Cia de Seguridad SA	16,735	51,510
Sacyr SA	275,662	1,493,648
Soltec Power Holdings SA(1)(2)	5,373	5,953
Tecnicas Reunidas SA(1)	25,367	931,061
Unicaja Banco SA	437,668	1,462,432
Vidrala SA	3,498	313,119
		9,264,632
Sweden — 4.1%
AcadeMedia AB	15,521	172,404
Alleima AB(2)	127,563	1,179,415
Alligo AB, Class B	7,001	110,704
Altra Fastigheter AB	84,120	658,029
Annehem Fastigheter AB, B Shares(1)	682	1,283
Apotea AB(2)	5,084	40,441
AQ Group AB	30,450	786,713
Arjo AB, B Shares	5,573	14,845
Atrium Ljungberg AB, B Shares	2,960	9,773
Avarda Bank AB	4,176	76,089
Berner Industrier AB	1,443	12,809
Better Collective AS(1)(2)	1,154	15,031
BICO Group AB(1)	291	586
Bilia AB, A Shares	50,290	769,638
Billerud Aktiebolag(2)	138,369	917,050
Bonava AB, B Shares(1)	76,908	77,392
Boozt AB(1)	28,018	385,363
Bufab AB	39,647	503,216
Bulten AB(1)	1,926	10,365
Bure Equity AB	9,755	289,961
Byggmax Group AB	16,922	91,108
Cint Group AB(1)(2)	51,829	32,745
Clas Ohlson AB, B Shares	31,976	1,458,457
Cloetta AB, B Shares	44,069	236,986
Coffee Stain Group AB, Class B(1)(2)	61,164	127,979
Corem Property Group AB, B Shares(2)	491,149	147,234
Dios Fastigheter AB	82,766	610,864
Dynavox Group AB(2)	83,088	729,930
Elanders AB, B Shares	400	2,096
Electrolux AB, B Shares(1)(2)	105,539	332,322
Electrolux Professional AB, B Shares	2,474	12,958
Embracer Group AB(1)(2)	121,269	921,568
Fastighetsbolaget Emilshus AB, Class B(1)	1,161	7,157
G5 Entertainment AB	3,291	24,252
Granges AB	46,085	950,243
Gruvaktiebolaget Viscaria(1)	48,661	85,944
Hacksaw AB	18,821	171,943
Hanza AB	18,874	360,922
Haypp Group AB(1)	2,850	47,512
Hemnet Group AB	15,232	161,998
Hexatronic Group AB(1)(2)	116,546	554,159
Hoist Finance AB	29,366	551,410
Hufvudstaden AB, A Shares	437	5,965
Husqvarna AB, B Shares	76,271	357,979
INVISIO AB	6,391	193,057
JM AB(2)	63,232	821,052

Lime Technologies AB(2)	1,612	38,442
Loomis AB	48,084	2,372,164
Maha Capital AB(1)	10,519	9,851
Medcap AB(1)	1,640	90,653
MEKO AB	355	3,037
NCC AB, B Shares	79,012	1,672,333
Nelly Group AB(1)(2)	11,973	46,007
Net Insight AB, B Shares(1)(2)	16,083	7,143
New Wave Group AB, B Shares(2)	55,006	591,862
Nobia AB(1)	15,789	27,166
Nolato AB, B Shares	5,284	28,544
Norion Bank AB(1)(2)	18,091	113,531
Note AB(1)	18,669	380,785
NP3 Fastigheter AB(2)	10,673	338,476
Ovzon AB(1)	20,912	151,351
Pandox AB	34,844	664,128
Paradox Interactive AB	27,158	372,002
Peab AB, Class B	149,969	1,473,926
Platzer Fastigheter Holding AB, B Shares	29,839	238,693
Plejd AB(1)	883	103,285
Ratos AB, B Shares	5,715	21,480
RaySearch Laboratories AB(2)	20,163	478,132
Rusta AB(2)	43,749	436,218
Rvrc Holding AB	52,578	333,685
Samhallsbyggnadsbolaget i Norden AB, D Shares(1)(2)	13,237	10,438
Saniona AB(1)	96,783	159,128
Scandi Standard AB	23,842	355,998
Scandic Hotels Group AB	5,705	55,970
SkiStar AB	35,477	576,409
Solid Forsakring AB(2)	3,139	34,496
Stendorren Fastigheter AB(1)	511	10,558
Storytel AB	715	7,835
Troax Group AB(2)	2,486	30,424
Truecaller AB, B Shares(2)	100,404	144,131
Yubico AB(1)(2)	1,054	6,992
Zinzino AB, Class B(1)(2)	12,907	218,380
		26,632,600
Switzerland — 3.5%
Arbonia AG(1)(2)	6,833	35,870
Ascom Holding AG	3,000	23,204
Autoneum Holding AG	3,138	476,944
Basilea Pharmaceutica Ag Allschwil(1)	8,868	590,768
Bell Food Group AG	1,040	233,988
Bellevue Group AG(2)	642	6,128
Bossard Holding AG, Class A	412	90,452
Bucher Industries AG	4,922	1,991,799
Burckhardt Compression Holding AG	1,428	943,448
Burkhalter Holding AG	2,286	476,667
Bystronic AG	49	12,829
Cembra Money Bank AG	4,581	557,286
Cicor Technologies Ltd.(1)(2)	2,082	420,319
Clariant AG(1)	84,012	860,994
Coltene Holding AG(2)	127	8,357
Cosmo NV	3,579	356,881
Daetwyler Holding AG, Bearer Shares	3,253	659,052

DKSH Holding AG	1,501	118,912
dormakaba Holding AG	13,110	872,255
EFG International AG(1)	65,958	1,374,055
Emmi AG	1,386	1,529,761
Feintool International Holding AG(1)	531	7,117
Forbo Holding AG(2)	642	615,388
Gurit Holding AG, Bearer Shares(1)(2)	439	21,620
Implenia AG	14,383	1,118,155
Komax Holding AG(1)(2)	108	7,805
Leonteq AG(1)(2)	895	16,639
Medmix AG	1,657	19,190
Mobilezone Holding AG	12,387	236,671
OC Oerlikon Corp. AG Pfaeffikon(2)	27,053	131,754
Phoenix Mecano AG	17	9,593
PolyPeptide Group AG(1)	8,270	400,314
R&S Group Holding AG(1)(2)	1,793	60,390
Schweiter Technologies AG	388	146,688
Sensirion Holding AG(1)	128	13,639
SFS Group AG(1)	3,811	620,570
Siegfried Holding AG(1)	13,350	1,398,296
St. Galler Kantonalbank AG	370	303,566
Stadler Rail AG(2)	12,189	355,308
Swissquote Group Holding SA	24,840	1,253,288
TX Group AG	52	8,628
Valiant Holding AG	10,077	2,051,565
Vaudoise Assurances Holding SA	59	61,942
Vetropack Holding AG	2,487	63,005
Vontobel Holding AG	18,285	1,633,315
V-ZUG Holding AG(1)(2)	209	10,686
Zehnder Group AG	3,167	262,248
		22,467,349
United Kingdom — 10.6%
4imprint Group PLC	6,503	319,361
Aberdeen Group PLC	116,779	389,202
AEP Plantations PLC	1,999	46,708
AltynGold PLC(1)	2,005	29,335
Anglo Asian Mining PLC(1)(2)	4,146	20,135
ASOS PLC(1)(2)	21,089	77,341
Atalaya Mining Copper SA	56,453	661,038
Big Technologies PLC(1)(2)	12,575	17,898
Bodycote PLC	6,605	71,959
boohoo Group PLC(1)(2)	203,045	49,953
Burberry Group PLC(1)	133,734	2,122,726
Capricorn Energy PLC(1)	4,539	19,495
Central Asia Metals PLC	132,783	275,807
Close Brothers Group PLC(1)	118,447	735,773
CMC Markets PLC	54,551	272,413
Coats Group PLC	1,045,627	1,148,720
Computacenter PLC	46,909	2,801,776
DFS Furniture PLC	45,978	77,683
Dr. Martens PLC(2)	234,396	232,366
Drax Group PLC	317,335	3,371,792
Dunelm Group PLC	59,704	624,146
easyJet PLC	135,187	720,943
Ecora Royalties PLC	39,689	76,652

Endeavour Mining PLC	20	1,253
Energean PLC(2)	52,513	551,618
EnQuest PLC	910,160	222,881
Essentra PLC	7,635	9,161
Everplay Group PLC	5,140	19,233
Ferrexpo PLC(1)	83,361	32,085
Firstgroup PLC(2)	617,859	1,422,480
Foresight Group Holdings Ltd.	6,852	40,213
Forterra PLC	33,107	63,155
Frasers Group PLC(1)	56,102	585,050
Frontier Developments PLC(1)	2,414	14,228
Funding Circle Holdings PLC(1)	37,516	72,489
Games Workshop Group PLC	267	71,168
Genel Energy PLC(1)	27,094	18,633
Georgia Capital PLC(1)	15,817	893,374
Greggs PLC(2)	57,585	1,328,658
Gulf Keystone Petroleum Ltd.	126,922	295,096
Gulf Marine Services PLC(1)	63,232	16,640
Gym Group PLC(1)	8,608	22,221
Halfords Group PLC	129,115	301,946
Hilton Food Group PLC	69,826	483,589
Hochschild Mining PLC	285,395	2,358,891
Howden Joinery Group PLC	68,591	707,175
Hunting PLC	71,533	447,250
Ibstock PLC	53,032	74,081
IG Design Group PLC(1)	4,688	5,338
Impax Asset Management Group PLC(2)	35,751	47,803
Inchcape PLC	122,492	1,392,853
International Personal Finance PLC	57,547	192,303
IQE PLC(1)(2)	734,624	466,705
ITV PLC	937,637	1,024,879
J D Wetherspoon PLC(2)	77,815	669,198
JD Sports Fashion PLC	279,855	316,831
JET2 PLC	84,976	1,350,293
Johnson Matthey PLC	132,209	3,779,799
Johnson Service Group PLC	280,832	577,242
Jubilee Metals Group PLC(1)(2)	2,770	105
Keller Group PLC	66,413	2,124,216
Lancashire Holdings Ltd.	112,042	907,159
Lion Finance Group PLC	21,447	3,200,162
Liontrust Asset Management PLC	1,042	4,308
Marex Group PLC	43,867	2,322,319
Marston's PLC(1)	153,737	98,700
McBride PLC	64,541	143,206
Me Group International PLC	131,339	259,524
Mears Group PLC	63,395	354,421
Mitchells & Butlers PLC(1)	172,854	543,701
Molten Ventures PLC(1)	3,195	25,316
Morgan Advanced Materials PLC	119,020	366,466
Motorpoint group PLC	61	107
MP Evans Group PLC	8,599	177,572
Ninety One PLC	68,897	206,727
OSB Group PLC	263,110	1,824,219
Pagegroup PLC	185,937	305,899
Pan African Resources PLC	1,571,717	2,903,709

Paragon Banking Group PLC	139,443	1,432,680
Plus500 Ltd.	46,162	2,741,453
Polar Capital Holdings PLC	27,454	310,005
PZ Cussons PLC	4,899	5,794
QinetiQ Group PLC	33,917	229,758
Quilter PLC	1,185,880	3,093,663
Rathbones Group PLC	383	10,143
Reach PLC	256,931	186,384
RHI Magnesita NV	11,672	465,814
S4 Capital PLC(2)	218,116	126,548
Secure Trust Bank PLC	3,229	57,034
Senior PLC	40,338	154,969
Serica Energy PLC	290,293	979,226
SIG PLC(1)	76,887	8,659
Softcat PLC	5,121	119,964
Speedy Hire PLC	138,940	37,144
Spire Healthcare Group PLC	104,276	309,823
St. James's Place PLC	6,912	111,736
SThree PLC	63,429	142,778
Tate & Lyle PLC	619	4,191
TBC Bank Group PLC	31,905	1,930,280
Travis Perkins PLC	9,937	71,208
Vanquis Banking Group PLC(1)	9,059	13,288
Vertu Motors PLC	50,582	48,134
Vesuvius PLC	131,198	822,760
Victrex PLC	30,715	264,167
Volex PLC	22,526	210,605
Vp PLC	235	1,503
Watches of Switzerland Group PLC(1)	80,804	780,739
Watkin Jones PLC(1)	84,435	25,232
Whitbread PLC	56,184	1,764,262
Wickes Group PLC	260,740	624,580
Xaar PLC(1)	533	935
Young & Co.'s Brewery PLC, Class A	1,845	19,764
Yu Group PLC(2)	2,736	66,366
Zigup PLC	177,470	1,121,133
Zotefoams PLC	2,960	16,411
		68,116,003
United States — 1.1%
Coeur Mining, Inc.(2)	194,725	3,757,070
Dauch Corp.(1)	1,671	11,335
Diversified Energy Co.	60,930	884,825
Golar LNG Ltd.	29,554	1,470,312
Hut 8 Corp.(1)	234	29,260
Indivior Pharmaceuticals, Inc.(1)	809	29,140
Ovintiv, Inc.	17,474	978,995
		7,160,937
TOTAL COMMON STOCKS (Cost $411,145,008)		637,817,695
RIGHTS — 0.0%
Sweden — 0.0%
Electrolux AB(1)	211,078	97,068
United States — 0.0%
Resolute Forest Products, Inc.(1)	10,100	8,554
TOTAL RIGHTS (Cost $338,337)		105,622

WARRANTS — 0.0%
Hong Kong — 0.0%
CSI Properties Ltd.(1)	17,500	43
Italy — 0.0%
Fincantieri SpA(1)	27,855	36,948
Geox SpA(1)	14,375	154
Webuild SpA(1)(2)	6,684	19,279
		56,381
TOTAL WARRANTS (Cost $—)		56,424
SHORT-TERM INVESTMENTS — 3.8%
Money Market Funds — 3.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,522,736	3,522,736
State Street Navigator Securities Lending Government Money Market Portfolio(3)	21,010,906	21,010,906
TOTAL SHORT-TERM INVESTMENTS (Cost $24,533,642)		24,533,642
TOTAL INVESTMENT SECURITIES — 102.6% (Cost $436,016,987)		662,513,383
OTHER ASSETS AND LIABILITIES — (2.6)%		(16,715,399)
TOTAL NET ASSETS — 100.0%		$645,797,984

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Russell 2000 E-Mini Index	9	June 2026	$1,315,935	$83,846
^Amount represents value and unrealized appreciation (depreciation).

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Materials	23.9%
Industrials	21.2%
Financials	15.1%
Consumer Discretionary	12.9%
Energy	9.8%
Information Technology	5.8%
Consumer Staples	3.3%
Communication Services	2.4%
Utilities	2.0%
Health Care	1.5%
Real Estate	0.9%
Short-Term Investments	3.8%
Other Assets and Liabilities	(2.6)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $55,874,250. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $59,559,918, which includes securities collateral of $38,549,012.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.  Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$8,006,905	$629,810,790	—
Rights	8,554	97,068	—
Warrants	—	56,424	—
Short-Term Investments	24,533,642	—	—
	$32,549,101	$629,964,282	—
Other Financial Instruments
Futures Contracts	$83,846	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.